Accounts Payable And Accrued Liabilities (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Trade	$ 82	$ 114
Program rights	4	5
Accrued liabilities	541	482
Accrued network fees	129	155
Interest and dividends	217	244
Related parties [note 28]	26	15
Total accounts payable and accrued liabilities	$ 999	$ 1,015